Related Party Transactions - Additional Information (Detail) - BRL (R$) R$ in Millions		1 Months Ended
	Sep. 18, 2019	Dec. 31, 2018	Nov. 30, 2018
Disclosure of transactions between related parties [line items]
Loan settlement amount	R$ 400
Loan interest rate	125.52%
Promissory note	R$ 442
Cemig GT [member]
Disclosure of transactions between related parties [line items]
Loan settlement amount			R$ 630
Loan interest rate			125.52%
Promissory note			R$ 639
Interest amount			R$ 9
Cemig D [member]
Disclosure of transactions between related parties [line items]
Loan settlement amount		R$ 630
Loan interest rate		125.52%
Promissory note		R$ 639
Interest amount		R$ 9